Note 7 - Other Receivables - Other Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Investment tax credits receivable	$ 748	$ 700
Sales tax receivable	107	608
Other current receivables	$ 855	$ 1,308